Rule 497(e)
                                                           File Nos. 2-85378 and
                                                                     811-3462

                        SUPPLEMENT DATED OCTOBER 17, 2002
                       TO PROSPECTUS DATED APRIL 30, 2002

     The accompanying Prospectus of The Flex-funds Money Market Fund (the "Fund") dated April 30, 2002 (the "Prospectus") states that purchase and redemption orders and exchange requests must be received by or on behalf of the Fund by 3:00 p.m., Eastern time, on a bank business day in order to be confirmed at that day's net asset value. The Prospectus also states that purchase orders for the Fund must be received prior to 3:00 p.m., Eastern time, on a bank business day in order to begin earning dividends that day.

     Effective October 17, 2002, purchase and redemption orders and exchange requests must be received by or on behalf of the Fund by noon, Eastern time, on a bank business day in order to be confirmed at that day's net asset value. In addition, purchase orders for the Fund must be received prior to noon, Eastern time, on a bank business day in order to begin earning dividends that day.

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                                                           Rule 497(e)
                                                           File Nos. 2-85378 and
                                                                     811-3462

                        SUPPLEMENT DATED OCTOBER 17, 2002
                       TO PROSPECTUS DATED APRIL 30, 2002

     The accompanying Prospectus of The Flex-funds (the "Trust") dated April 30, 2002 (the "Prospectus") describes, among other mutual funds, The Money Market Fund (the "Fund"), a separate series of the Trust. The Prospectus states that purchase and redemption orders and exchange requests must be received by or on behalf of the Fund by 3:00 p.m., Eastern time, on a bank business day in order to be confirmed at that day's net asset value. The Prospectus also states that purchase orders for the Fund must be received prior to 3:00 p.m., Eastern time, on a bank business day in order to begin earning dividends that day.

     Effective October 17, 2002, purchase and redemption orders and exchange requests must be received by or on behalf of the Fund by noon, Eastern time, on a bank business day in order to be confirmed at that day's net asset value. In addition, purchase orders for the Fund must be received prior to noon, Eastern time, on a bank business day in order to begin earning dividends that day.